LEASE LIABILITIES (Details Narrative) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Variable lease payments	$ 47,337	$ 28,807
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease	11.70%
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease	13.30%